UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA 95113

 (Name and address of agent for service)

Registrant's telephone number, including area code: (408) 866-7096

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Opportunities Fund
Portfolio of Investments, September 30, 2013 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 95.8% ($87,495,754)
Advanced Materials — 0.6% ($583,600)
Corning, Inc.	40,000	$583,600
Communications — 6.3% ($5,783,400)
Equinix, Inc.*	20,000	3,673,000
Rackspace Hosting, Inc.*	40,000	2,110,400
Communications Equipment — 6.9% ($6,259,600)
QUALCOMM, Inc.	85,000	5,725,600
Telefonaktiebolaget Ericsson LM - SP ADR	40,000	534,000
Computer — 12.8% ($11,680,375)
Apple, Inc.	24,500	11,680,375
Internet — 37.5% ($34,249,939)
Akamai Technologies, Inc.*	40,000	2,068,000
Amazon.com, Inc.*	20,000	6,252,800
Baidu, Inc. - SP ADR*	35,000	5,431,300
Google, Inc., Class A*	6,000	5,255,460
Linkedin Corp.*	5,000	1,230,300
Pandora Media, Inc.*	200,000	5,026,000
SINA Corp.*	60,000	4,870,200
Tencent Holdings, Ltd.	75,000	3,933,779
Yandex NV, Class A*	5,000	182,100
Medical Device — 0.1% ($118,040)
MAKO Surgical Corp.*	4,000	118,040
Networking — 1.8% ($1,625,400)
Palo Alto Networks, Inc.*	10,000	458,200
Riverbed Technology, Inc.*	80,000	1,167,200
Other Electronics — 2.5% ($2,286,000)
VeriFone Systems, Inc.*	100,000	2,286,000
Peripherals — 1.4% ($1,278,000)
EMC Corp.	50,000	1,278,000
Renewable Energy — 5.1% ($4,680,500)
GT Advanced Technologies, Inc.*	550,000	4,680,500
Semiconductors — 10.3% ($9,374,400)
ARM Holdings, PLC - SP ADR	105,000	5,052,600
Exar Corp.*	100,000	1,341,000
Skyworks Solutions, Inc.*	120,000	2,980,800
Social Networking — 4.4% ($4,019,200)
Facebook, Inc.*	80,000	4,019,200
Software — 6.1% ($5,557,300)
Intuit, Inc.	20,000	1,326,200
Oracle Corp.	30,000	995,100

	SHARES	MARKET VALUE
VMware, Inc., Class A*	40,000	$3,236,000

EXCHANGE-TRADED FUND — 0.1% ($110,250)
Other — 0.1% ($110,250)
iPath S&P 500 VIX Short-Term Futures ETF*	7,500	110,250

INVESTMENT COMPANY — 4.1% ($3,709,272)
Fidelity Institutional Money Market Fund (1)	3,709,272	3,709,272

Total Investments (Cost $66,891,429) — 100.0%		91,315,276
Liabilities in excess of other assets — 0.0%		(7,685)

NET ASSETS — 100.0%		$91,307,591

*	Non-income producing security.
(1)	The Fidelity Institutional Money Market Fund invest primarily in U.S. Treasury Securities.
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

Firsthand Alternative Energy Fund
Portfolio of Investments, September 30, 2013 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 83.4% ($6,784,230)
Advanced Materials — 10.5% ($852,412)
Corning, Inc.	19,460	$283,922
Praxair, Inc.	2,400	288,504
SunEdison, Inc.*	35,130	279,986
Basic Materials — 3.5% ($283,700)
Metalico, Inc.*	11,500	16,100
Rockwood Holdings, Inc.	4,000	267,600
Building Automation — 4.2% ($340,300)
Johnson Controls, Inc.	8,200	340,300
Electrical Equipment — 4.0% ($330,260)
ABB, Ltd.	14,000	330,260
Energy Efficiency — 4.5% ($365,622)
Honeywell International, Inc.	3,080	255,763
Itron, Inc.*	2,565	109,859
Engineering Service — 3.4% ($275,100)
Quanta Services, Inc.*	10,000	275,100
Environmental Services — 1.8% ($145,248)
Advanced Emissions Solutions, Inc.*	3,400	145,248
Industrials — 6.7% ($544,193)
3M Co.	2,300	274,643
United Technologies Corp.	2,500	269,550
Intellectual Property — 0.0% ($—)
Silicon Genesis Corp., Common (1)*	181,407	0
Other Electronics — 4.8% ($393,538)
Cree, Inc.*	5,000	300,950
Intevac, Inc.*	15,800	92,588
Renewable Energy — 34.5% ($2,805,741)
Amtech Systems, Inc.*	6,600	48,180
First Solar, Inc.*	5,000	201,050
Gamesa Corp. Tecnologica S.A.	7,271	63,416
GT Advanced Technologies, Inc.*	101,900	867,169
Iberdrola S.A.	17,740	103,078
JA Solar Holdings Co., Ltd. - ADR*	13,000	132,210
JinkoSolar Holding Co., Ltd. - ADR*	8,000	180,400
Motech Industries, Inc.*	58,069	99,573
Orion Energy Systems, Inc.*	14,000	52,640
Sharp Corp.*	11,000	40,287
SolarCity Corp.*	10,000	346,000
SunPower Corp., Class B*	10,931	285,955
Trina Solar Ltd. - SP ADR*	4,600	71,116
ULVAC, Inc.*	2,700	24,667

	SHARES	MARKET VALUE
Vestas Wind Systems A.S.*	6,000	$151,200
Yingli Green Energy Holding Co. - ADR*	20,000	138,800
Semiconductors — 5.5% ($448,116)
Exar Corp.*	10,000	134,100
Power Integrations, Inc.	5,799	314,016

PREFERRED STOCK — 0.0% ($257)
Intellectual Property — 0.0% ($257)
Silicon Genesis Corp., Series 1-C (1)*	152	0
Silicon Genesis Corp., Series 1-E (1)*	3,000	257

INVESTMENT COMPANY -16.6% ($1,349,204)
Fidelity Institutional Money Market Fund	1,349,204	1,349,204

Total Investments (Cost $8,521,593) — 100.0%		8,133,691
Liabilities in excess of other assets — 0.0%		(895)

NET ASSETS — 100.0%		$8,132,796

*	Non-income producing security.
(1)	Restricted security.
(2)	The Fidelity Institutional Money Market Fund invests primarily in U.S. Treasury securities.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2013 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as September 30, 2013.

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$27,380,895	$1,207,912
Gross unrealized depreciation	(2,957,048)	(1,595,814)
Net unrealized appreciation (depreciation)	$24,423,847	$(387,902)
Federal income tax cost, investments	$66,891,429	$8,521,593

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended September 30, 2013, were as follows:

	Firsthand Technology Opportunities Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during period	3,800	1,620,136
Options expired during period	(1,985)	(630,198)
Options closed during period	(420)	(627,490)
Options exercised during period	(1,395)	(362,448)
Options outstanding, end of period	—	—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2013 (unaudited)

The average volume of each Fund’s derivatives during the period ended September 30, 2013 is as follows:

	Purchased Options (Contracts)	Written Options (Contracts)
Firsthand Technology Opportunities Fund	500	40

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2013, the Alternative Energy Fund was invested in the following restricted securities:

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$—	—%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	—	—%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	—	—%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	257	— %*
			$57,649	$257	— %*

* - Percentages are less than 0.05%
P/S Preferred Stock

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2013 (unaudited)

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of September 30, 2013, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Significant Accounting Policies The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2013 (unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2013:

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Technology Opportunities Fund
Common Stocks
Advanced Materials	$583,600	$—	$—
Communications	5,783,400	—	—
Communications Equipment	6,259,600	—	—
Computer	11,680,375	—	—
Internet	34,249,939	—	—
Medical Device	118,040	—	—
Networking	1,625,400	—	—
Other Electronics	2,286,000	—	—
Peripherals	1,278,000	—	—
Renewable Energy	4,680,500	—	—
Semiconductors	9,374,400	—	—
Social Networking	4,019,200	—	—
Software	5,557,300	—	—
Total Common Stock	87,495,754	—	—
Exchange – Traded Fund	110,250	—	—
Investment Company	3,709,272	—	—
Total	$91,315,276	$—	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2013 (unaudited)

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Alternative Energy Fund
Common Stocks
Advanced Materials	$852,412	$—	$—
Basic Materials	283,700	—	—
Building Automation	340,300	—	—
Electrical Equipment	330,260	—	—
Energy Efficiency	365,622	—	—
Engineering Service	275,100	—	—
Environmental Services	145,248	—	—
Industrials	544,193	—	—
Other Electronics	393,538	—	—
Renewable Energy	2,805,741	—	—
Semiconductors	448,116	—	—
Total Common Stocks	6,784,230	—	—
Preferred Stocks
Intellectual Property	—	—	257
Total Preferred Stocks	—	—	257
Investment Company	1,349,204	—	—
Total	$8,133,434	$—	$257

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

FIRSTHAND ALTERNATIVE ENERGY FUND

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/12	GROSS PURCHASES	GROSS SALES	NET REALIZED GAINS (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3		BALANCE AS OF 09/30/13
Preferred Stocks
Intellectual Property	$94	$—	$—	$—	$163	$	~~—~~	$257
Renewable Energy	2,707	—	—	(21,425)	18,718		~~—~~	~~—~~
Total	$2,801	$—	$—	$(21,425)	$18,881		$—	$257

The net change in unrealized appreciation (depreciation) from Level 3 investments held as of September 30, 2013, for Firsthand Alternative Energy Fund was $163.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2013 (unaudited)

The below chart represents quantitative disclosure about significant unobservable inputs for level 3 fair value measurements:

	FAIR VALUE AT 09/30/13	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVG.)

Direct venture capital investments: Intellectual Property	$ 257	Market Comparable Companies	Revenue Multiple EBITDA Multiple Discount for Lack of Marketability Volatility Risk - Free Rate	2.1x – 2.2x 14.2x – 14.4x 0.0% –20.6% 48.10% 0.34%

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	November 21, 2013

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer
(principal financial officer)

Date	November 21, 2013

* Print the name and title of each signing officer under his or her signature.